Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended						12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current Income Tax Expense (Benefit) [Abstract]
United States - Federal							$ 72.8	$ 34.0	$ 67.0
State							6.5	4.6	8.4
Foreign							80.1	79.8	66.3
Total current							159.4	118.4	141.7
Deferred Income Tax Expense (Benefit) [Abstract]
United States - Federal							(2.9)	36.4	(7.8)
State							(0.2)	2.4	(0.3)
Foreign							0.2	(12.4)	6.8
Total deferred							(2.9)	26.4	(1.3)
Income tax expense (benefit)							156.5	144.8	140.4
Pre-tax Earnings [Abstract]
United States							178.3	191.6	225.5
Foreign							387.1	214.4	317.9
Earnings before income taxes	208.4	88.8	113.0	100.9	61.0	162.5	565.4	406.0	543.4
Income Tax Reconciliation ($) [Abstract]
Computed tax at federal statutory rate ($)							197.9	142.1	190.2
State income taxes, net of federal tax benefit ($)							4.1	4.5	5.3
Foreign tax less than the federal rate ($)							(55.6)	(15.9)	(38.9)
Tax benefit - special foreign dividend ($)							0	0	(23.5)
Adjustments to prior years' tax accruals ($)							(7.0)	(1.7)	(6.1)
Other taxes including repatriation of foreign earnings ($)							16.2	15.3	11.0
Nontaxable share income ($)							(2.0)	0.2	(0.2)
Other, net ($)							2.9	0.3	2.6
Tax Rate Reconciliation (%) [Abstract]
Computed tax at federal statutory rate (%)							35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit (%)							0.70%	1.10%	1.00%
Foreign tax less than the federal rate (%)							(9.80%)	(3.90%)	(7.20%)
Tax benefit - special foreign dividend (%)							0.00%	0.00%	(4.30%)
Adjustments to prior years' tax accruals (%)							(1.20%)	(0.40%)	(1.10%)
Other taxes including repatriation of foreign earnings (%)							2.90%	3.80%	2.00%
Nontaxable share income (%)							(0.40%)	0.00%	(0.10%)
Other, net (%)							0.50%	0.10%	0.50%
Total (%)							27.70%	35.70%	25.80%
Components of Deferred Tax Liabilities [Abstract]
Depreciation and property differences							(101.1)	(112.9)
Intangible assets							(574.3)	(566.7)
Other tax liabilities							(6.4)	(6.6)
Gross deferred tax liabilities							(681.8)	(686.2)
Components of Deferred Tax Assets [Abstract]
Accrued liabilities							105.7	108.1
Deferred and stock-related compensation							103.6	88.7
Tax loss carryforwards and tax credits							13.9	23.1
Intangible assets							17.3	22.1
Postretirement benefits other than pensions							11.6	15.5
Pension plans							155.3	142.1
Inventory differences							31.7	28.5
Other tax assets							6.6	6.1
Gross deferred tax assets							445.7	434.2
Valuation allowance							(11.9)	(12.6)
Net deferred tax liabilities							(248.0)	(264.6)
Undistributed Earnings of Foreign Subsidiaries							1,250
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Lower Bound							150
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits, beginning of year							41.0	41.2	48.7
Additions based on current year tax positions							3.3	8.1
Reductions for prior year tax positions							(0.8)	(0.7)
Settlements with taxing authorities/statute expirations							(2.7)	(14.9)
Unrecognized tax benefits, end of year							41.0	41.2	48.7
Unrecognized Tax Benefits that Would Impact Effective Tax Rate							35.5
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Unrecognized Tax Benefits, Interest on Income Taxes Accrued							9.0	7.6
Unrecognized Tax Benefits, Income Tax Penalties Accrued							$ 2.8	$ 2.8
Number of Foreign Jurisdictions Where Taxes Are Filed							50